CONVERTIBLE DEBT (Schedule of Changes of Long-term Convertible Debt) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014
Convertible Debt [Roll Forward]
Balance as of January 1, 2015		$ 35,752
Accrued interest		839
Change in fair value		1,780
Payment of interest		(911)
Balance as of June 30, 2015	[1]	37,460
Series L Convertible Bonds [Member]
Convertible Debt [Roll Forward]
Balance as of June 30, 2015		37,460
CONVERTIBLE DEBT [Line Items]
2016		7,620
2017		7,620
2018		7,620
2019		7,620
2020		7,620
Total		$ 38,100

[1]	Includes accrued interest of $474